Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Income Taxes [Abstract]
Net change in the valuation allowance	$ 1,979,374	$ 518,331
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 16,248,831
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration	Jan. 01, 2029
Years under examination	2010
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration	Dec. 31, 2034
Years under examination	2013